Cover	9 Months Ended
Sep. 30, 2022
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2022
Entity Registrant Name	RUBICON TECHNOLOGIES, INC.
Entity Central Index Key	0001862068
Entity Tax Identification Number	88-3703651
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 West Main Street Suite #610
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	844
Local Phone Number	479-1507
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 West Main Street Suite #610
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507
City Area Code	844
Local Phone Number	479-1507
Contact Personnel Name	Philip Rodoni